April 3, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Mercury Premier Growth Fund, Inc.
	Post-Effective Amendment No. 1 to
	the Registration Statement on Form N-1A
	(Securities Act File No.333-30940, Investment
	Company Act No. 811-09823)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury
	Premier Growth Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
	Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 1 to the
	Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
	Commission on March 21, 2001

Very truly yours,

Mercury Premier Growth Fund, Inc.



______________________
Susan B. Baker
Secretary of the Fund